Risk Information - Contractual flows (Details) - Liquidity risk SEK in Millions	12 Months Ended
	Dec. 31, 2017 SEK item	Dec. 31, 2016 SEK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	SEK 278,104	SEK 313,727
Financial assets, Discounting effect	(19,447)	(20,759)
Financial assets, Carrying amount	258,657	292,968
Financial liabilities, sum cash flow	(251,576)	(291,908)
Financial liabilities, discount effect	8,223	14,622
Financial liabilities, contractual cash flows	(243,353)	(277,286)
Committed undisbursed loans	72,900	54,800
Liquidity surplus (+) / deficit (-)	26,528	21,819
Accumulated liquidity surplus (+) / deficit (-)	26,528	21,819
Binding offers	1,200
Credit facility, granted by the government	SEK 125,000
Expected recovery term of items other than financial instruments	12 months
Expected recovery term of all balance sheet items other than financial instruments	12 months
Number of projects for paper machines in the UAE | item	2
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instrument maturity term	3 months
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instrument maturity term	5 years
Credit facility with the Swedish National Debt Office
Disclosure of nature and extent of risks arising from financial instruments [line items]
Additional available funds under credit facility	SEK 125,000
Credit facility, granted by the government	125,000	125,000
Not later than one month
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	10,900	18,402
Financial liabilities, sum cash flow	(1,862)	(9,474)
Liquidity surplus (+) / deficit (-)	8,342	8,805
Accumulated liquidity surplus (+) / deficit (-)	8,342	8,805
Later than one month and not later than three months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	29,486	36,242
Financial liabilities, sum cash flow	(28,243)	(42,475)
Liquidity surplus (+) / deficit (-)	(2,406)	(9,767)
Accumulated liquidity surplus (+) / deficit (-)	5,936	(962)
Later than three months and not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	59,195	57,739
Financial liabilities, sum cash flow	(50,842)	(48,092)
Liquidity surplus (+) / deficit (-)	(9,400)	(1,701)
Accumulated liquidity surplus (+) / deficit (-)	(3,464)	(2,663)
Later than one year and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	117,993	138,386
Financial liabilities, sum cash flow	(136,770)	(138,836)
Liquidity surplus (+) / deficit (-)	(32,790)	(10,530)
Accumulated liquidity surplus (+) / deficit (-)	(36,254)	(13,193)
Later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	60,530	62,958
Financial liabilities, sum cash flow	(33,859)	(53,031)
Liquidity surplus (+) / deficit (-)	62,782	35,012
Accumulated liquidity surplus (+) / deficit (-)	26,528	21,819
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	1,231	7,054
Financial assets, Carrying amount	1,231	7,054
Cash and cash equivalents | Not later than one month
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	1,231	7,054
Treasuries/government bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	4,381	3,697
Financial assets, Discounting effect	1	(10)
Financial assets, Carrying amount	4,382	3,687
Treasuries/government bonds | Not later than one month
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	767	15
Treasuries/government bonds | Later than one month and not later than three months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	1,093	479
Treasuries/government bonds | Later than three months and not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	985	156
Treasuries/government bonds | Later than one year and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	1,536	3,047
Other interest-bearing securities except loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	40,152	50,358
Financial assets, Discounting effect	(345)	(457)
Financial assets, Carrying amount	39,807	49,901
Other interest-bearing securities except loans | Not later than one month
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	3,305	6,811
Other interest-bearing securities except loans | Later than one month and not later than three months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	8,670	14,598
Other interest-bearing securities except loans | Later than three months and not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	22,630	21,295
Other interest-bearing securities except loans | Later than one year and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	5,547	7,654
Loans in the form of interest-bearing securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	44,279	49,217
Financial assets, Discounting effect	(3,154)	(2,995)
Financial assets, Carrying amount	41,125	46,222
Loans in the form of interest-bearing securities | Not later than one month
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	314	(113)
Loans in the form of interest-bearing securities | Later than one month and not later than three months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	1,451	230
Loans in the form of interest-bearing securities | Later than three months and not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	6,789	7,030
Loans in the form of interest-bearing securities | Later than one year and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	24,151	20,549
Loans in the form of interest-bearing securities | Later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	11,574	20,549
Loans to credit institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	23,986	27,056
Financial assets, Discounting effect	(788)	(866)
Financial assets, Carrying amount	23,198	26,190
Loans to credit institutions | Not later than one month
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	210	(59)
Loans to credit institutions | Later than one month and not later than three months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	9,973	12,029
Loans to credit institutions | Later than three months and not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	3,479	2,016
Loans to credit institutions | Later than one year and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	7,417	8,676
Loans to credit institutions | Later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	2,907	4,394
Loans to the public
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	156,044	161,900
Financial assets, Discounting effect	(14,933)	(13,991)
Financial assets, Carrying amount	141,111	147,909
Loans to the public | Not later than one month
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	4,764	3,219
Loans to the public | Later than one month and not later than three months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	7,230	7,407
Loans to the public | Later than three months and not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	24,147	25,890
Loans to the public | Later than one year and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	76,541	88,428
Loans to the public | Later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	43,362	36,956
Derivatives - net
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	8,031	14,445
Financial assets, Discounting effect	(228)	(2,440)
Financial assets, Carrying amount	7,803	12,005
Derivatives - net | Not later than one month
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	309	1,475
Derivatives - net | Later than one month and not later than three months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	1,069	1,499
Derivatives - net | Later than three months and not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	1,165	1,352
Derivatives - net | Later than one year and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	2,801	4,228
Derivatives - net | Later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, total cash flows	2,687	5,891
Borrowing from credit institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	(2,328)	(3,817)
Financial liabilities, discount effect	11	61
Financial liabilities, contractual cash flows	(2,317)	(3,756)
Borrowing from credit institutions | Not later than one month
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	40	(119)
Borrowing from credit institutions | Later than one month and not later than three months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	(2,368)	(3,865)
Borrowing from credit institutions | Later than three months and not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		167
Senior securities issued
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	(244,813)	(279,880)
Financial liabilities, discount effect	22,297	30,688
Financial liabilities, contractual cash flows	(222,516)	(249,192)
Senior securities issued | Not later than one month
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	(1,832)	(9,299)
Senior securities issued | Later than one month and not later than three months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	(24,648)	(37,844)
Senior securities issued | Later than three months and not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	(48,126)	(46,345)
Senior securities issued | Later than one year and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	(136,112)	(133,418)
Senior securities issued | Later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	(34,095)	(52,974)
Derivatives - net
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	(2,386)	(5,944)
Financial liabilities, discount effect	(14,094)	(16,128)
Financial liabilities, contractual cash flows	(16,480)	(22,072)
Derivatives - net | Not later than one month
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	(70)	(56)
Derivatives - net | Later than one month and not later than three months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	(1,227)	(766)
Derivatives - net | Later than three months and not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	(667)	(1,914)
Derivatives - net | Later than one year and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	(658)	(3,151)
Derivatives - net | Later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	236	(57)
Subordinated securities issued
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	(2,049)	(2,267)
Financial liabilities, discount effect	9	1
Financial liabilities, contractual cash flows	(2,040)	(2,266)
Subordinated securities issued | Later than three months and not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	(2,049)
Subordinated securities issued | Later than one year and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		(2,267)
Committed undisbursed loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, contractual cash flows		(54,783)
Committed undisbursed loans		0
Committed undisbursed loans | Not later than one month
Disclosure of nature and extent of risks arising from financial instruments [line items]
Committed undisbursed loans	(696)	(123)
Committed undisbursed loans | Later than one month and not later than three months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Committed undisbursed loans	(3,649)	(3,534)
Committed undisbursed loans | Later than three months and not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Committed undisbursed loans	(17,753)	(11,348)
Committed undisbursed loans | Later than one year and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Committed undisbursed loans	(14,013)	(10,080)
Committed undisbursed loans | Later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Committed undisbursed loans	SEK 36,111	SEK 25,085